Company level financial information - Condensed statements of profit or loss and other comprehensive income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Condensed statements of profit or loss and other comprehensive income
(Loss)/profit for the year/period	¥ 1,256,077	¥ 1,209,814	¥ 2,635,428	¥ 1,781,829
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of the Company	(32,504)	2,914	19,128	41,198
Other comprehensive income/(loss) for the year/period	(32,504)	1,868	19,128	41,198
Total comprehensive income for the year/period	1,223,573	1,211,682	2,654,556	1,823,027
Parent company
Condensed statements of profit or loss and other comprehensive income
(Loss)/profit for the year/period	36,909	(178,010)	777	(17,196)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of the Company	(86,224)	1,584	36,184	383,743
Other comprehensive income/(loss) for the year/period	(86,224)	1,584	36,184	383,743
Total comprehensive income for the year/period	¥ (49,315)	¥ (176,426)	¥ 36,961	¥ 366,547